Share-based Compensation - Schedule of share-based compensation stock RSUs Award Activities (Detail) - Restricted share units [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs - Beginning balance	371
Number of RSUs - Granted	393	411
Number of RSUs - Vested	(122)	(1)
Number of RSUs - Forfeited	(106)	(39)
Number of RSUs - Ending balance	536	371
Weighted average grant date fair value - Beginning balance	$ 5.96
Weighted average grant date fair value - Granted	4.14	5.96
Weighted average grant date fair value - Vested	5.96	4.06
Weighted average grant date fair value - Forfeited	5.49	5.97
Weighted average grant date fair value - Ending balance	$ 4.72	$ 5.96